Note 5 - Allowance for Loan Losses	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Allowance for Credit Losses [Text Block]
(
5
)
Allowance
for
Loan
Losses

Changes
in the allowance for loan losses for the years ended
December 31
are as follows:

	201 7	201 6	20 15

Balance, Beginning of Year	$8,923,293	$8,603,905	$8,802,316

Provision for Loan Losses	390,000	1,062,000	865,500
Loans Charged Off	(2,915,753)	(2,087,850)	(2,083,347)
Recoveries of Loans Previously Charged Off	1,109,968	1,345,238	1,019,436

Balance, End of Year	$7,507,508	$8,923,293	$8,603,905

The
following tables detail activity in the allowance for loan losses, segregated by class of loan, for the years ended
December 31.
Allocation of a portion of the allowance to
one
category of loans does
not
preclude its availability to absorb losses in other loan categories and periodically may
result in reallocation within the provision categories.

201 7	Beginning Balance	Charge- O ffs	Recoveries	Provision	Ending Balance

Commercial and Agricultur al
Commercial	$456,197	$(299,079)	$136,499	$153,058	$446,675
Agricultural	167,692	(159,500)	3,963	173,749	185,904

Real Estate
Commercial Construction	322,725	(51,977)	266,459	678,808	1,216,015
Residential Construction	13,491	-	-	(13,491)	-
Commercial	5,750,998	(966,014)	527,150	(1,438,175)	3,873,959
Residential	1,396,099	(1,048,337)	82,079	538,260	968,101
Farmland	722,331	(60,902)	16,750	101,352	779,531

Consumer and Other
Consumer	80,265	(329,944)	74,933	208,739	33,993
Other	13,495	-	2,135	(12,300)	3,330

	$8,923,293	$(2,915,753)	$1,109,968	$390,000	$7,507,508

201 6

Commercial and Agricultur al
Commercial	$855,364	$(304,918)	$66,738	$(160,987)	$456,197
Agricultural	203,091	(19,258)	4,150	(20,291)	167,692

Real Estate
Commercial Construction	690,766	(25,318)	814,586	(1,157,309)	322,725
Residential Construction	19,890	-	-	(6,399)	13,491
Commercial	3,850,527	(992,067)	206,154	2,686,384	5,750,998
Residential	1,990,355	(361,630)	49,660	(282,286)	1,396,099
Farmland	911,692	(119,576)	145,000	(214,785)	722,331

Consumer and Other
Consumer	63,377	(265,083)	52,629	229,342	80,265
Other	18,843	-	6,321	(11,669)	13,495

	$8,603,905	$(2,087,850)	$1,345,238	$1,062,000	$8,923,293

201 5	Beginning Balance	Charge -O ffs	Recoveries	Provision	Ending Balance

Commercial and Agricultur al
Commercial	$497,561	$(454,971)	$52,111	$760,663	$855,364
Agricultural	304,172	(5,000)	3,600	(99,681)	203,091

Real Estate
Commercial Construction	1,222,695	(97,698)	485,834	(920,065)	690,766
Residential Construction	138,092	-	-	(118,202)	19,890
Commercial	3,664,777	(275,297)	270,003	191,044	3,850,527
Residential	2,425,327	(929,668)	109,626	385,070	1,990,355
Farmland	103,800	(40,000)	20,000	827,892	911,692

Consumer and Other
Consumer	66,914	(255,062)	61,976	189,549	63,377
Other	378,978	(25,651)	16,286	(350,770)	18,843

	$8,802,316	$(2,083,347)	$1,019,436	$865,500	$8,603,905

The Company
’s allowance for loan losses consists of specific valuation allowances established for probable losses on specific loans and historical valuation allowances for other loans with similar risk characteristics. During the first
quarter of
2016
Company management implemented a change to its allowance for loan loss methodology by expanding the historical loss period from a rolling
8
quarters to
16
quarters. Management believes the longer historical loss period better reflects the current and expected loss behavior of the loan portfolio within the current credit cycle. The transition to a rolling
16
quarter loss period was completed in the
first
quarter of
2017.
As of
December 31, 2017,
this change in the historical loss period resulted in a decrease to the allowance for loan losses of
$114,144.
The loss history period used at
December 31, 2016
and
2015
was based on the loss rate from the
eight
quarters ended
September 30, 2016
and
2015,
respectively.

Effective with the quarter ended
June 30, 2015,
the calculation of the amount needed in the Allowance for Loan Losses changed. Management determined that the segmentation method for the ASC
450
-
20
portion of the loan portfolio should be changed to bank call report categories. Prior to this change, the ASC
450
-
20
segmentation categorized loans by various non-owner occupied commercial real estate loan types and risk grades for the remainder of the ASC
450
-
20
portion of the portfolio.
On the date of change,
June 30, 2015,
the change in methodology resulted in an increase to the calculated allowance for loan loss reserve of
$1,621,424.

Management feels these changes better align the calculation of the allowance for loan losses with the direction of the loan portfolio.
  These changes did
not
result in a significant change to the recorded allowance for loan loss balance.

The
Company determines its individual reserves during its quarterly review of substandard loans. This process involves reviewing all loans with a risk grade of
6
or greater and an outstanding balance of
$250,000
or more, regardless of the loans impairment classification.

Since
not
all loans in the substandard category are considered impaired, this quarterly review process may
result in the identification of specific reserves on nonimpaired loans. Management considers those loans graded substandard, but not
classified as impaired, to be higher risk loans and, therefore, makes specific allocations to the allowance for those loans if warranted. The total of such loans is
$9,470,621
and
$10,786,699
as of
December 31, 2017
and
2016,
respectively. Specific allowance allocations were made for these loans totaling
$1,510,868
and
$632,706
as of
December 31, 2017
and
2016,
respectively. Since these loans are
not
considered impaired, both the loan balance and related specific allocation are included in the “Collectively Evaluated for Impairment” column of the following tables.

At
December 31, 2017,
there were
149
impaired loans totaling
$4,335,524
below the
$250,000
review threshold which were
not
individually reviewed for impairment. Those loans were subject to the Bank’s general loan loss reserve methodology and are included in the “Collectively Evaluated for Impairment” column of the following tables. Likewise, at
December 31, 2016
and
2015,
impaired loans totaling
$4,204,156
and
$3,744,733,
respectively, were below the
$250,000
review threshold and were subject to the Bank’s general loan loss reserve methodology and are included in the “Collectively Evaluated for Impairment” column of the following tables.

	Ending Allowance Balanc e			Ending Loan Balanc e
201 7	Individually Evaluated for Impairmen t	Collectively Evaluated for Impairmen t	Tota l	Individually Evaluated for Impairmen t	Collectively Evaluated for Impairmen t	Tota l

Commercial and Agricultura l
Commercia l	$-	$446,675	$446,675	$77,599	$48,044,664	$48,122,263
Agricultura l	-	185,904	185,904	5,121	16,437,460	16,442,581

Real Estat e
Commercial Constructio n	65,635	1,150,380	1,216,015	493,067	44,720,893	45,213,960
Residential Constructio n	-	-	-	-	8,583,446	8,583,446
Commercia l	1,712,557	2,161,402	3,873,959	18,010,035	333,161,633	351,171,668
Residential	27,123	940,978	968,101	2,040,125	192,008,820	194,048,945
Farmlan d	21,369	758,162	779,531	1,035,572	66,732,083	67,767,655

Consumer and Othe r
Consume r	-	33,993	33,993	-	18,956,028	18,956,028
Othe r	-	3,330	3,330	-	14,977,309	14,977,309

Total End of Year Balanc e	$1,826,684	$5,680,824	$7,507,508	$21,661,519	$743,622,336	$765,283,855

	Ending Allowance Balanc e			Ending Loan Balanc e
201 6	Individually Evaluated for Impairmen t	Collectively Evaluated for Impairmen t	Tota l	Individually Evaluated for Impairmen t	Collectively Evaluated for Impairmen t	Tota l

Commercial and Agricultura l
Commercia l	$-	$456,197	$456,197	$6,671	$47,018,207	$47,024,878
Agricultura l	-	167,692	167,692	-	17,079,579	17,079,579

Real Estat e
Commercial Constructio n	21,135	301,590	322,725	72,296	30,286,066	30,358,362
Residential Construction	-	13,491	13,491	-	11,830,447	11,830,447
Commercia l	3,021,943	2,729,055	5,750,998	22,422,451	326,667,580	349,090,031
Residentia l	362,522	1,033,577	1,396,099	2,911,874	192,668,093	195,579,967
Farmlan d	29,172	693,159	722,331	1,044,047	65,833,150	66,877,197

Consumer and Othe r
Consume r	-	80,265	80,265	-	19,695,241	19,695,241
Othe r	-	13,495	13,495	-	16,747,861	16,747,861

Total End of Year Balanc e	$3,434,772	$5,488,521	$8,923,293	$26,457,339	$727,826,224	$754,283,563

201 5

Commercial and Agricultura l
Commercia l	$94,538	$760,826	$855,364	$122,928	$47,658,761	$47,781,689
Agricultura l	-	203,091	203,091	8,445	19,185,052	19,193,497

Real Estat e
Commercial Constructio n	25,344	665,422	690,766	1,622,560	38,484,073	40,106,633
Residential Constructio n	-	19,890	19,890	-	9,413,263	9,413,263
Commercia l	1,607,962	2,242,565	3,850,527	23,628,213	322,633,820	346,262,033
Residentia l	308,188	1,682,167	1,990,355	3,597,386	193,405,033	197,002,419
Farmlan d	37,386	874,306	911,692	1,402,939	60,376,920	61,779,859

Consumer and Othe r
Consume r	-	63,377	63,377	-	20,605,465	20,605,465
Othe r	-	18,843	18,843	-	16,490,737	16,490,737

Total End of Year Balanc e	$2,073,418	$6,530,487	$8,603,905	$30,382,471	$728,253,124	$758,635,595